Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2023
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Accounts Payable and Accrued Liabilities
16.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at,	March 31, 2023	March 31, 2022

The carrying amount of:

Accounts payable	$59.8	$54.6

Accrued liabilities	74.9	54.3

Wages and accrued vacation payable	69.9	153.0

	$204.6	$261.9